2. Loans: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 19,146,816	$ 15,909,436
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	10,443,016	8,674,099
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	22,596,339	19,489,088
Financing Receivable, Past Due	52,186,171	44,072,623
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	17,186,773	14,483,119
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	9,540,549	7,905,817
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	20,260,825	17,475,439
Financing Receivable, Past Due	46,988,147	39,864,375
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	762,705	676,407
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	329,915	321,125
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,142,368	1,170,572
Financing Receivable, Past Due	2,234,988	2,168,104
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,197,338	749,910
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	572,552	447,157
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,193,146	843,077
Financing Receivable, Past Due	$ 2,963,036	$ 2,040,144